CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (458,570)	$ (144,723)	$ (3,076,091)	$ (702,163)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Non-cash stock compensation issued for services	26,600	181,664	2,092,664	215,132
Loss on settlement of debt	0	0	0	40,869
Amortization of discount on notes payable	93,237	0	366,126	0
Depreciation and amortization	1,971	1,134	5,190	2,810
Changes in assets and liabilities:
Accounts receivable	151,182	(24,160)	(139,202)	(83,903)
Inventories	(8,172)	3,939	15,366	26,331
Prepaid expenses and other current assets	22,758	(12,523)	200,596	(52,070)
Deferred revenue	4,821,428	0	18,895	0
Accounts payable and accrued expenses	20,249	(124,884)	(377,814)	(5,346)
Accrued interest - related party	0	0	0	(1,730)
Accrued compensation	(1,582,595)	82,200	241,299	378,800
Changes in assets and liabilities:
Net cash provided by (used in) operating activities	3,088,088	(37,353)	(652,971)	(181,270)
Cash from investing activities:
Payments to acquire property, plant and equipment	(48,400)	0	(19,400)	0
Net cash (used) in investing activities	(48,400)	0	(19,400)	0
Cash from financing activities:
Proceeds from the sale of common stock	0	47,000	47,000	54,625
Proceeds from the sale of common stock - related parties	0	0	30,000	0
Proceeds from convertible notes payable	0	0	855,000	0
Proceeds from convertible notes payable - related parties	0	0	40,000	0
Principal payments on note payable - related parties	(62,743)	0	(113,145)	0
Cash paid for notes payable	(131,722)	0	0	0
Net cash (used in) provided by financing activities	(194,465)	47,000	858,855	54,625
Increase (decrease) in cash and cash equivalents	2,845,223	9,647	186,484	(126,645)
Cash and cash equivalents at beginning of period	212,243	25,759	25,759	152,404
Cash and cash equivalents at end of period	3,057,466	35,406	212,243	25,759
Cash paid duriCommon stock issued for accrued compensationng the period for:
Interest	9,879	0	6,071	0
Taxes	912	912	912	912
Common stock issued for conversion of notes payable and accrued interest	$ 53,723	$ 0	211,083	57,940
Common stock issued for prepaid services			387,000	0
Beneficial conversion feature on convertible notes			895,000	0
Common stock issued for accrued compensation			$ 1,681,233	$ 0